Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk management [abstract]
Outstandings per line of business

Outstandings per line of business (*)[1,2,3]
in € million		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Rating class		2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Investment grade	1 (AAA)	89,686	81,615	324	331	32,492	27,089	2,529	2,363	125,032	111,398
	2-4 (AA)	49,320	56,982	7,871	5,863	40,498	41,646	12	15	97,701	104,506
	5-7 (A)	79,292	72,052	45,471	28,456	61,422	59,040	320	394	186,504	159,941
	8-10 (BBB)	129,709	124,622	117,172	125,469	56,046	57,394	2,833	2,502	305,760	309,986
Non-Investment grade	11-13 (BB)	56,409	61,996	55,945	60,296	46,657	42,554	4	353	159,016	165,199
	14-16 (B)	13,693	16,699	14,224	14,560	11,662	10,800			39,579	42,059
	17 (CCC)	1,858	1,712	2,021	2,158	1,014	731	299	178	5,192	4,779
Substandard grade	18 (CC)	3,564	865	1,304	904	519	477			5,386	2,245
	19 (C)	731	126	962	1,162	490	451			2,183	1,739
Non-performing loans	20-22 (D)	4,354	3,937	4,762	5,035	2,592	3,153			11,708	12,124
Total		428,616	420,606	250,056	244,232	253,391	243,334	5,997	5,805	938,061	913,977

Industry
Private Individuals		32	30	163,243	161,125	191,556	184,810			354,831	345,965
Central Banks		80,006	83,878			23,541	22,573	1,495	643	105,043	107,094
Natural Resources		44,695	51,937	1,160	1,225	694	692			46,549	53,855
Real Estate		26,426	26,472	22,648	22,691	3,439	3,536			52,513	52,699
Commercial Banks		42,036	39,581	194	230	5,721	6,390	2,911	2,917	50,862	49,119
Non-Bank Financial Institutions		54,274	46,597	1,379	1,473	504	395	438	441	56,594	48,906
Central Governments		41,622	40,530	2,880	1,730	3,838	3,686	1,016	1,696	49,356	47,642
Transportation & Logistics		25,474	24,123	4,038	4,206	1,471	1,269			30,982	29,597
Utilities		22,683	22,452	1,865	1,370	150	113			24,698	23,935
Food, Beverages & Personal Care		13,681	14,003	7,356	6,926	2,585	2,411			23,623	23,340
Services		9,926	9,449	11,606	11,290	981	974	33	30	22,546	21,743
General Industries		11,731	11,487	5,753	5,554	3,381	3,086			20,865	20,127
Lower Public Administration		6,020	6,163	5,921	5,079	9,725	8,029			21,666	19,271
Other		50,009	43,903	22,014	21,333	5,805	5,369	104	77	77,932	70,682
Total		428,616	420,606	250,056	244,232	253,391	243,334	5,997	5,805	938,061	913,977

Outstandings per line of business (*) - continued[1,2,3]
	in € million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
	Region	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Europe	Netherlands	61,143	74,175	154,253	152,597	254	173	2,898	2,738	218,548	229,682
	Belgium	27,144	32,205	88,767	84,748	669	948		19	116,580	117,919
	Germany	24,441	22,669	463	508	127,764	118,734	63	46	152,730	141,956
	Poland	16,350	15,454	49	45	26,831	26,560		4	43,229	42,063
	Spain	10,491	10,130	71	83	25,649	27,294	25	35	36,237	37,542
	United Kingdom	27,735	28,193	152	187	185	109	107	78	28,179	28,567
	Luxembourg	26,113	26,632	4,953	4,769	639	468	15	18	31,720	31,887
	France	18,484	18,786	643	606	4,448	7,123	1	3	23,576	26,517
	Rest of Europe	77,814	64,028	400	364	18,750	17,826	24	16	96,989	82,233
	America	80,444	71,471	190	186	1,795	1,559	358	351	82,786	73,567
	Asia	46,291	45,439	73	91	121	132	2,504	2,498	48,989	48,159
	Australia	9,817	8,957	16	18	46,281	42,405	2	1	56,116	51,382
	Africa	2,348	2,467	28	31	5	4			2,381	2,501
	Total	428,616	420,606	250,056	244,232	253,391	243,334	5,997	5,805	938,061	913,977
1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
3 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2022
Private Individuals	114,625	44,193	101,529	13,767	24,865	138	3,486	2,731	13,654	161	131	35,528	24	354,831
Central Banks	35,202	14,338	21,041	1,060	347	427	6,820	35	18,092		4,962	2,695	24	105,043
Natural Resources	3,084	1,356	809	746	169	4,442	2,764	470	12,154	8,771	10,398	1,028	361	46,549
Real Estate	17,586	10,112	1,388	2,374	1,391	413	3,797	3,155	3,378	3,474	1,180	4,263	2	52,513
Commercial Banks	1,358	265	3,974	551	402	4,933	4,480	4,371	6,368	9,945	12,041	1,765	409	50,862
Non-Bank Financial Institutions	2,710	1,041	5,054	2,299	99	8,229	4,489	3,220	4,495	19,971	4,091	896		56,594
Central Governments	3,342	7,716	1,179	6,578	4,578	46	175	1,797	8,444	13,979	333	636	551	49,356
Transportation & Logistics	3,967	2,183	608	1,300	690	1,787	583	733	7,808	3,378	6,806	531	608	30,982
Utilities	1,551	1,630	2,814	679	1,227	2,953	572	980	4,302	4,347	1,545	1,897	200	24,698
Food, Beverages & Personal Care	7,249	3,002	573	2,334	475	739	1,667	469	2,668	3,245	942	248	13	23,623
Services	4,819	8,816	1,254	1,101	67	685	808	1,066	1,120	1,821	357	632		22,546
General Industries	5,430	2,689	1,007	2,849	311	330	604	245	3,152	2,926	1,311	9		20,865
Lower Public Administration	272	5,638	5,197	644	200		313	3,126	402	1,310		4,564		21,666
Other	17,353	13,602	6,302	6,946	1,416	3,058	1,164	1,179	10,952	9,457	4,891	1,424	188	77,932
Total	218,548	116,580	152,730	43,229	36,237	28,179	31,720	23,576	96,989	82,786	48,989	56,116	2,381	938,061

Rating class
Investment grade	174,971	76,244	130,285	27,501	28,556	23,160	26,053	17,545	64,884	64,206	39,903	41,476	213	714,997
Non-Investment grade	40,325	36,036	20,967	14,596	7,330	4,634	5,442	5,814	27,617	17,615	7,638	13,914	1,858	203,786
Sub-standard grade	1,508	984	579	422	105	41	80	16	2,903	311	124	257	239	7,569
Non-performing loans	1,743	3,316	899	710	246	344	145	201	1,584	654	1,325	470	72	11,708
Total	218,548	116,580	152,730	43,229	36,237	28,179	31,720	23,576	96,989	82,786	48,989	56,116	2,381	938,061
1 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*) [1]
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2021
Private Individuals	113,846	42,961	95,583	14,397	23,895	157	3,388	3,115	13,215	167	155	35,058	27	345,965
Central Banks	46,902	18,253	17,811	112	3,027	2,853	8,569	1,039	4,485		2,856	1,168	18	107,094
Natural Resources	3,734	1,180	1,208	722	291	4,487	2,497	405	15,471	9,473	12,593	1,013	780	53,855
Real Estate	17,426	10,011	1,520	2,357	1,528	436	4,201	3,254	3,461	3,521	935	4,045	4	52,699
Commercial Banks	1,289	318	3,887	707	392	4,156	3,205	5,520	6,353	7,089	13,526	2,265	413	49,119
Non-Bank Financial Institutions	3,043	921	3,146	1,718	72	7,764	4,798	1,790	3,947	18,088	3,209	411		48,906
Central Governments	4,911	7,396	1,179	7,473	4,417	67	203	2,065	7,695	10,927	299	533	477	47,642
Transportation & Logistics	4,572	2,209	506	1,177	723	1,760	582	982	6,837	3,410	5,682	645	514	29,597
Utilities	1,545	1,213	3,024	822	1,270	2,980	397	1,433	4,202	4,106	1,355	1,368	220	23,935
Food, Beverages & Personal Care	6,581	2,869	616	2,146	489	711	1,600	1,232	2,580	3,131	1,140	235	12	23,340
Services	4,615	9,115	1,105	866	119	523	450	1,470	861	1,539	479	565	36	21,743
General Industries	5,389	2,891	1,011	2,612	381	395	532	271	3,363	2,116	1,151	15		20,127
Lower Public Administration	343	5,158	5,787	636			296	2,732	467	1,197	46	2,608		19,271
Other	15,485	13,424	5,573	6,319	940	2,277	1,168	1,210	9,297	8,803	4,732	1,454		70,682
Total	229,682	117,919	141,956	42,063	37,542	28,567	31,887	26,517	82,233	73,567	48,159	51,382	2,501	913,977

Rating class
Investment grade	180,698	78,195	119,311	26,856	29,522	22,820	26,150	20,622	52,875	53,725	36,777	38,200	79	685,831
Non-Investment grade	45,530	35,600	21,250	14,148	7,647	5,234	5,568	5,774	27,993	18,500	10,534	11,998	2,259	212,037
Sub-standard grade	1,230	868	390	290	89	56	81	2	308	203	191	217	58	3,985
Non-performing loans	2,224	3,256	1,006	768	284	458	87	119	1,056	1,139	656	966	105	12,124
Total	229,682	117,919	141,956	42,063	37,542	28,567	31,887	26,517	82,233	73,567	48,159	51,382	2,501	913,977
1 Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Cover values including guarantees received

Cover values including guarantees received (*)
in € million		Cover type				Collateralisation
2022	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer lending	353,323	700,961	5,626	24,231	42,817	6.2%	7.6%	86.2%
Business lending	379,405	167,122	29,501	118,294	438,864	37.5%	22.3%	40.2%
Investment and money market	141,432		5	1,213	2	99.1%	0.6%	0.3%
Total lending, investment and money market	874,160	868,083	35,132	143,738	481,683	34.8%	12.9%	52.3%
Pre-settlement	63,901
Total	938,061

Cover values including guarantees received (*)
in € million		Cover type				Collateralisation
2021	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer lending	344,188	690,752	6,533	25,688	40,618	6.3%	7.6%	86.1%
Business lending	413,985	160,694	23,454	112,095	332,989	44.2%	20.2%	35.5%
Investment and money market	112,272	43	63	1,100	167	98.9%	0.8%	0.3%
Total lending, investment and money market	870,445	851,490	30,050	138,882	373,774	36.0%	12.8%	51.2%
Pre-settlement	43,531
Total	913,977

Credit risk categories and credit quality outstandings

Credit risk categories (*)
	Regular	Watch List	Restructuring [1]	Non-performing [1]
Possible ratings	1–19	1–19	11–20	20-22
Typical ratings	1–14	15–17	18–20	20-22
Deterioration in risk	Not significant	Significant	Significant	Significant
Significant intervention	Not required	Not required	Required	Required
Account ownership	Front office	Front office	Front office	Front office
Credit Risk Management	Regular	Regular	Credit Restructuring	Credit Restructuring
Primary manager	Front office	Front office	Credit restructuring	Credit restructuring
Accounting provisioning	Stage 1/2	Stage 2	Stage 2/3	Stage 3
1 More information on the restructuring and non-performing categories can be found in the Credit restructuring section.

Credit quality outstandings (*)
in € million	2022	2021
Performing not past due	799,990	819,410
Business lending performing past due	7,659	8,121
Consumer lending performing past due	780	1,142
Non-performing	11,691	12,021
Total lending and investment	820,120	840,694
Money market	54,039	29,752
Pre-settlement	63,901	43,531
Total	938,061	913,977

Aging analysis (past due but performing)

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (*)[1,2]
in € million		2022					2021
Region		Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Past due for >90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Past due for >90 days	Total
Europe	Belgium	294	27	18		339	599	53	61		714
	Germany	68	34	13		116	105	27	11		143
	Luxembourg	43	4	2		48	73	3	1	1	78
	Netherlands	36	10	5		50	31	9	3		43
	Poland	59	8	4		71	35	5	3		43
	Spain	13	9	5		27	13	7	5		26
	France	2				2	2				2
	United Kingdom										1
	Rest of Europe	60	15	8		83	52	9	5		66
America		1				1
Australia		29	11	2		42	17	7	1		25
Total		604	119	57		780	927	123	91	1	1,142

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.
2 The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)[1]
	in € million	2022					2021
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Past due for >90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Past due for >90 days	Total
Europe	Belgium	579	49	10		639	1,676	178	8		1,863
	United Kingdom	1,147	77	512		1,736	1,036	108	16		1,159
	Luxembourg	302	1			303	586	270		1	856
	Netherlands	730	30	15		775	553	16	4		574
	Poland	279	35	14		329	94	5	2	1	102
	Spain						95		1		96
	France	83	6			90	36	5			41
	Germany	44	16			60	5		2		7
	Rest of Europe	474	239	1	1	715	571	57	1	1	629
	America	1,901	67	19		1,986	2,076	71			2,146
	Asia	553	48			601	276		25		302
	Australia	359	61	4	2	426	327	17		1	345
	Total	6,452	629	575	4	7,659	7,331	727	60	3	8,121

1 The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.

Summary forborne portfolio

Summary Forborne portfolio (*)
in € million	2022				2021
Business line	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio
Wholesale Banking	8,359	5,880	2,478	2.7%	9,798	7,455	2,343	3.1%
Retail Banking	8,080	4,973	3,107	1.6%	10,018	6,339	3,679	2.1%
Total	16,438	10,853	5,585	2.0%	19,816	13,793	6,022	2.5%

Summary Forborne portfolio by forbearance type (*)
in € million	2022				2021
Forbearance type	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio
Loan modification	15,317	10,428	4,889	1.9%	18,311	13,128	5,183	2.3%
Refinancing	1,121	426	695	0.1%	1,505	666	839	0.2%
Total	16,438	10,853	5,585	2.0%	19,816	13,793	6,022	2.5%

Wholesale Banking: Forborne portfolio by geographical area (*)
	in € million	2022			2021
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	720	630	90	1,012	811	201
	Belgium	659	651	8	329	321	8
	Germany	580	466	115	868	658	210
	United Kingdom	1,044	721	323	1,344	913	432
	Italy	205	157	48	286	261	25
	Norway	33	—	33	79	29	50
	Poland	203	189	14	181	160	21
	Rest of Europe	2,176	1,749	427	2,381	2,181	200
	America	1,353	1,032	321	1,900	1,326	574
	Asia	1,107	143	964	685	292	393
	Australia	217	132	85	568	416	152
	Africa	61	10	51	164	88	76
	Total	8,359	5,880	2,478	9,798	7,455	2,343

Wholesale Banking: Forborne portfolio by economic sector (*)
in € million	2022			2021
Industry	Outstandings	Of which: performing	Of which: non-performing	Outstandings	Of which: performing	Of which: non-performing
Natural Resources	1,239	603	636	2,047	1,177	870
Real Estate	2,000	1,917	84	1,665	1,570	95
Transportation & Logistics	1,073	868	205	1,336	1,061	274
Food, Beverages & Personal Care	1,082	543	539	1,202	749	452
Services	697	665	32	793	687	106
Automotive	172	125	46	581	535	46
Utilities	469	255	214	407	271	136
General Industries	255	176	80	366	321	45
Retail	302	227	76	361	304	57
Chemicals, Health & Pharmaceuticals	191	168	23	347	324	22
Builders & Contractors	168	94	74	177	135	41
Other	710	240	469	516	318	197
Total	8,359	5,880	2,478	9,798	7,455	2,343

Retail Banking: Forborne portfolio by geographical area (*)
	in € million	2022			2021
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	2,832	2,043	789	4,171	3,224	947
	Belgium	2,644	1,331	1,314	3,319	2,035	1,284
	Germany	804	610	194	497	306	191
	Poland	588	309	279	450	152	298
	Turkey	64	31	32	146	97	49
	Italy	131	52	79	129	47	82
	Romania	124	53	71	115	49	66
	Spain	35	15	20	35	11	23
	Rest of Europe	73	48	25	99	68	30
	America	13	12		9	7	2
	Asia	3	1	1	3	1	1
	Australia	768	467	302	1,045	340	705
	Africa	1			1
	Total	8,080	4,973	3,107	10,018	6,339	3,679

Non-performing loans: outstandings

Non-performing Loans: outstandings by economic sector and business lines (*)[1]
in € million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Industry	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Private Individuals			2,174	2,424	1,954	2,445	-	-	4,129	4,869
Natural Resources	1,369	1,325	34	46	17	27	-	-	1,421	1,398
Food, Beverages & Personal Care	672	681	438	428	122	130	-	-	1,233	1,239
Transportation & Logistics	367	575	165	180	51	52	-	-	583	807
Services	119	224	448	499	61	63	-	-	628	786
Real Estate	172	132	486	495	54	59	-	-	712	686
General Industries	114	66	268	272	100	123	-	-	482	461
Builders & Contractors	139	93	244	224	110	112	-	-	493	429
Retail	98	140	107	103	39	47	-	-	244	290
Utilities	387	199	7	10	7	11	-	-	401	221
Chemicals, Health & Pharmaceuticals	175	65	115	70	20	22			310	158
Telecom	288	28	12	1	3	3			303	31
Other	440	305	260	282	52	58	-	-	753	646
Total	4,340	3,833	4,759	5,035	2,592	3,153	-		11,691	12,021
1 Based on Lending and Investment outstandings.

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2022
Private Individuals	574	1,538	739	185	194	4	11	36	470	3	4	370	1	4,129
Natural Resources	57	33		14				53	432	77	649	85	21	1,421
Food, Beverages & Personal Care	310	179	24	109		173	7		228	77	126			1,233
Transportation & Logistics	232	58	1	36	47	20		2	154	24	7	1		583
Services	136	375	2	43	5		3	2	21	40				628
Real Estate	89	376		54		84	25	19	7	47		11		712
General Industries	127	142	17	78			31	2	26	58				482
Builders & Contractors	65	187	2	86				20	101	32				493
Retail	31	85	38	26			18	1	13	22	7	2		244
Utilities	6	6	26	23					17	194	129			401
Chemicals, Health & Pharmaceuticals	51	100	2	15		14	100		28					310
Telecom	24	1		3						5	270			303
Other	40	232	48	38		50		10	79	75	130		51	753
Total	1,742	3,312	899	710	246	344	196	145	1,578	654	1,324	470	72	11,691

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in € million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2021
Private Individuals	776	1,578	721	206	232	8	16	35	497	3	4	791	1	4,869
Natural Resources	67	44		20		27			116	577	421	90	37	1,398
Food, Beverages & Personal Care	299	176	25	111		226	7	2	37	228	128	1		1,239
Transportation & Logistics	385	55	1	35	47	20		3	165	29	49	17		807
Services	199	385		45	5	66		4	22	52	6	1		786
Real Estate	167	303		61		88	21	21	9			16		686
General Industries	110	173	18	91			4	3	34	27				461
Builders & Contractors	43	188	4	83				2	58	50				429
Retail	40	70	34	30			56	1	21	21	14	2		290
Utilities	8	9	71	26					28	30		48		221
Chemicals, Health & Pharmaceuticals	63	48	2	16					29					158
Telecom	13	1		2		10			1	5				31
Other	42	226	129	41		2	14	15	38	37	34	1	67	646
Total	2,212	3,255	1,005	768	284	447	119	87	1,056	1,060	656	966	105	12,021

Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*)1,2,3
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2022
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	100,885	2	284				101,169	2
	2-4 (AA)	98,181	5	2,493	1			100,675	6
	5-7 (A)	177,617	23	4,596	4			182,214	27
	8-10 (BBB)	321,308	98	14,714	29			336,023	127
Non-Investment grade	11-13 (BB)	155,910	277	17,365	91			173,275	368
	14-16 (B)	23,649	168	19,386	471			43,035	639
	17 (CCC)	7,671	8	4,572	194			12,244	202
Substandard grade	18 (CC)			5,198	595			5,198	595
	19 (C)			2,116	293			2,116	293
Non-performing loans	20-22 (D)					11,708	3,841	11,708	3,841
Total		885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€150.1 billion) and other positions (€4.4 billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€116.1 billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.

2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total IAS 37 provisions (€109 million) are excluded.

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2,3]
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2021
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	107,788	3					107,788	3
	2-4 (AA)	106,673	5	197				106,870	5
	5-7 (A)	152,167	17	1,000	1			153,167	17
	8-10 (BBB)	328,301	73	7,232	14			335,533	87
Non-Investment grade	11-13 (BB)	163,228	208	14,679	86			177,908	294
	14-16 (B)	26,852	185	17,931	404			44,783	589
	17 (CCC)	5,377	10	4,354	198			9,730	207
Substandard grade	18 (CC)			2,314	173			2,314	173
	19 (C)			1,769	142			1,769	142
Non-performing loans	20-22 (D)					12,072	3,851	12,072	3,851
Total		890,386	501	49,476	1,016	12,072	3,851	951,934	5,368
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€133.3 billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€95.1 billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.

2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total IAS 37 provisions (€114.4 million) are excluded.

Exposure per stage, coverage ratio and stage ratio's

Exposure per stage, coverage ratio and stage ratio’s2
in € million	2022				2021
Balance sheet	Gross Carrying Amount	Allowances for credit losses	Coverage ratio	Stage Ratio	Gross Carrying Amount	Allowances for credit losses	Coverage ratio	Stage Ratio
Loans and advances to banks (including central banks)	97,146	49	0.1%		120,089	28
Stage 1	95,788	9	%	99%	119,896	24		100%
Stage 2	1,339	20	1.5%	1%	193	4	2.0%
Stage 3	20	20	100.0%

Loans and advances to customers	643,317	5,984	0.9%		622,327	5,274	0.8%
of which: Residential mortgages	326,928	677	0.2%		310,068	513	0.2%
Stage 1	312,165	75		96%	297,915	37		96%
Stage 2	11,877	176	1.5%	4%	8,777	128	1.5%	3%
Stage 3	2,886	426	14.8%	1%	3,376	348	10.3%	1%
Of which: Consumer Lending (excl. Residential mortgages)	26,348	990	3.8%		32,423	1,409	4.3%
Stage 1	23,101	184	0.8%	88%	28,554	217	0.8%	88%
Stage 2	2,145	223	10.4%	8%	2,654	367	13.8%	8%
Stage 3	1,102	583	52.9%	4%	1,215	825	67.9%	4%
Of which: Loans to public authorities	17,272	17	0.1%		14,333	12	0.1%
Stage 1	15,977	4		93%	13,906	2		97%
Stage 2	1,120	7	0.6%	7%	344	5	1.5%	2%
Stage 3	175	6	3.4%	1%	84	4	5.1%	1%
Of which: Corporate lending	272,769	4,300	1.6%	%	265,503	3,340	1.3%
Stage 1	227,167	279	0.1%	83%	230,133	185	0.1%	87%
Stage 2	38,497	1,225	3.2%	14%	28,568	505	1.8%	11%
Stage 3	7,105	2,795	39.3%	3%	6,801	2,649	39.0%	3%

Other IFRS 9 Eligible financial instruments[1]	227,192	67			209,518	66
Stage 1	211,025	29		93%	199,982	35		95%
Stage 2	15,746	27	0.2%	7%	8,941	6	0.1%	4%
Stage 3	421	11	2.7%	%	596	24	4.1%

Total Gross Carrying Amount (IFRS 9 eligible)	967,655	6,101	0.6%		951,934	5,368	0.6%
1Includes Off balance sheet IFRS 9 eligible guarantees and irrevocable facilities
2The exposure classification to residential mortgages, consumer lending and corporate lending is aligned to the regulatory definition

Reconciliation gross carrying amount and statement of financial position

Reconciliation gross carrying amount (IFRS 9 eligible) and statement of financial position
in € million	2022							2021
	Gross Carrying Amount	Allowances for credit losses	Cash and on-demand bank positions	Reverse Repurchase transactions	Cash collateral	Other	Statement of financial position	Gross Carrying Amount	Allowances for credit losses	Cash and on-demand bank positions	Reverse Repurchase transactions	Cash collateral	Other	Statement of financial position
Amounts held at Central Banks	88,349	-12	-1,170			448	87,614	104,875	-6	1,650			1	106,520
Loans and Advances to Banks	8,796	-37	2,851	19,395	3,679	420	35,104	15,213	-22	1,675	3,403	3,287	36	23,592
Financial Instruments FVOCI Loans	640	-1				4	643	837	-1				3	838
Financial Instruments FVOCI Debt securities	28,752	-21				364	29,095	27,201	-12				150	27,340
Securities at Amortised Cost	48,372	-17				-195	48,160	47,358	-19				980	48,319
Loans and Advances to customers	642,678	-5,984		1,306	4,176	2,717	644,893	622,327	-5,274		1,487	3,178	3,404	625,122
Total on-balance (IFRS 9 eligible)	817,587	-6,072	1,681	20,701	7,855	3,758	845,509	817,812	-5,334	3,325	4,890	6,466	4,574	831,731
Guarantees and irrevocable facilities (IFRS 9 eligible)	150,068	-29						134,122	-34
Total Gross Carrying Amount (IFRS 9 eligible)	967,655	-6,101						951,934	-5,368

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2022	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	890,386	501	49,476	1,016	12,072	3,851	951,934	5,368
Transfer into 12-month ECL (Stage 1)	8,513	21	-8,105	-142	-408	-47		-168
Transfer into lifetime ECL not credit impaired (Stage 2)	-42,439	-76	43,222	730	-784	-90		564
Transfer into lifetime ECL credit impaired (Stage 3)	-3,524	-8	-1,216	-82	4,740	1,234		1,144
Net remeasurement of loan loss provisions		8		223		199		430
New financial assets originated or purchased	248,443	228					248,443	228
Financial assets that have been derecognised	-138,250	-70	-11,312	-94	-2,805	-215	-152,366	-379
Net drawdowns and repayments	-77,907		-1,340		21		-79,226
Changes in models/risk parameters		-8		13		25		30
Increase in loan loss provisions		95		648		1,106		1,849
Write-offs				-1	-1,129	-1,129	-1,129	-1,130
Recoveries of amounts previously written off						71		71
Foreign exchange and other movements		-15		16		-58		-57
Closing balance	885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
1Stage 3 Lifetime credit impaired provision includes €7 million on Purchased or Originated Credit Impaired.
2 The addition to the loan provision (in the consolidated statement of profit or loss) amounts to € 1,861 million of which € 1,850 million related to IFRS-9 eligible financial assets, € -3 million related to non-credit replacement guarantees and € 14 million to modification gains and losses on restructured financial assets.

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)[1]		Total
2021	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	844,231	581	59,313	1,476	13,398	3,797	916,942	5,854
Transfer into 12-month ECL (Stage 1)	15,157	20	-14,322	-279	-835	-54		-313
Transfer into lifetime ECL not credit impaired (Stage 2)	-19,737	-32	20,537	206	-800	-75		100
Transfer into lifetime ECL credit impaired (Stage 3)	-2,166	-13	-1,589	-96	3,755	820		712
Net remeasurement of loan loss provisions		-130		-228		404		46
New financial assets originated or purchased	208,501	149					208,501	149
Financial assets that have been derecognised	-125,819	-73	-11,935	-104	-1,898	-237	-139,652	-414
Net drawdowns and repayments	-29,781		-2,527		-694		-33,002
Changes in models/risk parameters		12		41		130		184
Increase in loan loss provisions		-67		-460		989		462
Write-offs					-854	-854	-854	-854
Recoveries of amounts previously written off						45		45
Foreign exchange and other movements		-13		1		-125		-138
Closing balance	890,386	501	49,476	1,016	12,072	3,851	951,934	5,368
1Stage 3 Lifetime credit impaired provision includes €4 million on Purchased or Originated Credit Impaired.
2 The addition to the loan provision (in the consolidated statement of profit or loss) amounts to € 516 million of which € 462 million related to IFRS-9 eligible financial assets, € 43 million related to non-credit replacement guarantees and € 11 million to modification gains and losses on restructured financial assets.

Financial assets modified

Financial assets modified (*)
in € million	2022	2021
Financial assets modified during the period
Amortised cost before modification	1,304	2,595
Net modification results	-124	-47

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	2,382	448

Management Adjustments

Management adjustments to ECL models (*)
in € million	2022	2021
Economic sector based adjustments	71	341
Second order impact adjustments	334
Payment holiday adjustments		32
Mortgage portfolio adjustments	105	124
Other post model adjustments[1]	-57	121
Total management adjustments	453	618
¹ Prior period figure has been updated to conform to current year presentation.

Reconciliation of model ECL to total ECL

Reconciliation of model (reportable) ECL to total ECL (*)
in € million	2022	2021
Total model ECL[1]	3,209	2,408
ECL from individually assessed impairments	2,439	2,342
ECL from management adjustments	453	618
Total ECL	6,101	5,368
1 Prior period figure has been updated to conform to current year presentation.

Sensitivity analysis for credit risk

Sensitivity analysis as at December 2022 (*)
		2023	2024	2025	Un-weighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)1
Netherlands Upside scenario	Real GDP	2.2	2.3	2.9	274	20%	381
	Unemployment	4.0	3.9	3.8
	HPI	13.0	11.8	2.5
Baseline Scenario	Real GDP	0.2	1.4	1.8	349	60%
	Unemployment	4.5	4.8	4.9
	HPI	3.7	3.7	2.4
Downside scenario	Real GDP	-4.2	0.7	0.9	583	20%
	Unemployment	6.4	7.8	8.7
	HPI	-8.0	-6.5	2.2
Germany Upside scenario	Real GDP	1.7	2.3	1.8	606	20%	745
	Unemployment	2.6	2.2	1.8
	HPI	0.6	3.9	6.2
Baseline Scenario	Real GDP	-0.7	1.4	1.5	726	60%
	Unemployment	3.2	3.1	3.1
	HPI	-1.8	0.9	2.7
Downside scenario	Real GDP	-4.8	0.1	1.0	942	20%
	Unemployment	4.8	5.3	5.6
	HPI	-6.2	-3.3	-1.4
Belgium Upside scenario	Real GDP	1.7	2.1	2.1	535	20%	596
	Unemployment	5.5	5.5	5.3
	HPI	2.3	2.6	3.1
Baseline Scenario	Real GDP	—	1.6	1.8	584	60%
	Unemployment	6.1	6.3	6.1
	HPI	1.4	2.2	2.5
Downside scenario	Real GDP	-3.2	1.0	1.5	692	20%
	Unemployment	7.5	8.5	8.4
	HPI	-1.2	0.9	1.2
United States Upside scenario	Real GDP	3.0	1.5	3.4	100	20%	221
	Unemployment	3.4	2.8	2.5
	HPI	3.7	7.4	8.1
Baseline Scenario	Real GDP	0.2	1.1	2.3	188	60%
	Unemployment	4.3	4.4	3.9
	HPI	2.5	2.2	2.8
Downside scenario	Real GDP	-4.1	0.2	0.6	442	20%
	Unemployment	6.4	7.7	8.2
	HPI	-1.2	-3.8	-3.5
1Excluding management adjustments.

Sensitivity analysis as at December 2021 (*)
		2022	2023	2024	Un-weighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)1
Netherlands Upside scenario	Real GDP	5.1	2.9	2.7	259	20%	307
	Unemployment	3.2	2.9	2.9
	HPI	23.3	10.9	0.9
Baseline Scenario	Real GDP	3.4	2.0	1.7	289	60%
	Unemployment	3.7	4.1	4.3
	HPI	13.1	2.8	0.8
Downside scenario	Real GDP	-1.5	1.2	0.7	411	20%
	Unemployment	5.6	6.8	7.8
	HPI	0.3	-7.7	0.6
Germany Upside scenario	Real GDP	6.2	3.1	1.6	457	20%	483
	Unemployment	2.9	2.2	1.9
	HPI	12.9	7.9	5.3
Baseline Scenario	Real GDP	4.0	2.3	1.4	475	60%
	Unemployment	3.4	3.1	3.1
	HPI	10.4	4.6	1.9
Downside scenario	Real GDP	-0.6	0.9	0.8	535	20%
	Unemployment	5.0	5.4	5.7
	HPI	5.3	0.4	-2.1
Belgium Upside scenario	Real GDP	4.6	2.5	2.0	364	20%	393
	Unemployment	5.6	5.6	5.9
	HPI	3.9	2.7	2.9
Baseline Scenario	Real GDP	3.1	2.0	1.8	383	60%
	Unemployment	6.1	6.3	6.3
	HPI	3.0	2.3	2.3
Downside scenario	Real GDP	-0.4	1.4	1.4	451	20%
	Unemployment	7.6	8.6	9.0
	HPI	0.4	1.0	1.0
United States Upside scenario	Real GDP	6.7	2.4	3.1	28	20%	75
	Unemployment	3.5	2.5	2.4
	HPI	10.4	8.1	8.7
Baseline Scenario	Real GDP	4.0	2.5	2.1	55	60%
	Unemployment	4.0	3.7	3.7
	HPI	9.1	3.0	3.3
Downside scenario	Real GDP	-0.7	1.1	0.3	183	20%
	Unemployment	6.5	7.4	8.0
	HPI	5.3	-3.2	-3.0
¹ Excluding management adjustments.

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	2022		2021
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.7	2.3	2.7	2.2
Consumer Lending	2.8	1.8	2.8	1.7
Business Lending	2.8	2.1	4.0	2.2
Governments and Fin. Institutions	3.0	1.9	7.9	2.2
Other Wholesale Banking	2.8	1.9	4.5	2.0

Net interest income (NII) at risk

NII-at-Risk banking books per business - year one (*)
in € million	2022		2021
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	4	-47	46	-33
Retail Banking Benelux	-88	59	-122	132
Retail Challengers & Growth Markets	-41	113	-93	75
Corporate Line Banking	-18	18	-58	58
Total	-142	142	-226	232
EUR ramped (unfloored) is at +/- 100bps in 1 year
USD ramped (unfloored) is at +/- 120bps in 1 year

NII-at-Risk banking book per currency - year one (*)
in € million	2022		2021
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-119	114	-181	179
US dollar	-1	2	-23	23
Other	-23	27	-23	30
Total	-142	142	-226	232
EUR ramped (unfloored) is at +/- 100bps in 1 year
USD ramped (unfloored) is at +/- 120bps in 1 year

Net present value (NPV) at risk

NPV-at-Risk banking books per business (*)
in € million	2022		2021
	unfloored		unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	-1,474	1,299	-1,477	1,444
Retail Banking Benelux	-307	-76	-953	-202
Retail Challengers & Growth Markets	1,327	-1,373	832	-1,111
Corporate Line Banking	1,049	-1,003	1,820	-1,712
Total	594	-1,153	223	-1,580
EUR (unfloored) +/- 100bp shock scenario
USD (unfloored) +/- 120bp shock scenario

Non-derivative financial instruments to transition to alternative benchmarks

Non derivative Financial instruments to transition to alternative benchmarks (*)
in € million at 31 December 2022	Financial Assets non-derivative	Financial Liabilities non-derivative	Off balance sheet commitments
	Carrying value	Carrying value	Nominal value
By benchmark rate
GBP LIBOR
USD LIBOR	30,040	1,637	7,644
CHF LIBOR
EONIA
WIBOR	22,154		1,411
Total	52,194	1,637	9,055

Non derivative Financial instruments to transition to alternative benchmarks (*)
in € million at 31 December 2021	Financial Assets non-derivative	Financial Liabilities non-derivative	Off balance sheet commitments
	Carrying value	Carrying value	Nominal value
By benchmark rate[1]
GBP LIBOR	764		350
USD LIBOR	41,805	1,542	16,435
CHF LIBOR	1
EONIA		23	184
Total	42,570	1,565	16,969
1 WIBOR transition plans became concrete in 2022 and therefore no comparatives for 2021 are included.
Derivative financial instruments to transition to alternative benchmarks

Derivative Financial instruments to transition to alternative benchmarks (*)
	31 December 2022	31 December 2021
in € million	Nominal value	Nominal value
By benchmark rate[1]
GBP LIBOR		822
USD LIBOR[2]	495,318	488,499
WIBOR[3]	136,318
Total	631,636	489,321
1 For cross-currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.
2 The prior period has been updated to improve consistency and comparability.
3 WIBOR transition plans became concrete in 2022 and therefore no comparatives for 2021 are included.
In addition to the amounts in the table above, ING has interest rate swaptions that refer to the USD LIBOR ICE swap rate with a notional of €10,810 million (2021: €10,343 million) that are yet to transition. The transition of these contracts is in general governed by a specific ISDA protocol.
Given that IBOR Reform may have various accounting implications, the International Accounting Standards Board (IASB) has undertaken a two-phase project:
•Phase 1 addresses those issues that affect financial reporting before the replacement of an existing benchmark. Phase 1 amendments to IFRS were issued by the IASB in 2019 and were early adopted by ING Group in the same year. This allows ING to apply a set of temporary exceptions to continue hedge accounting even when there is uncertainty about contractual cash flows arising from the reform. Under these temporary exceptions, interbank offered rates are assumed to continue unaltered for the purposes of hedge accounting until such time as the uncertainty is resolved.
•Phase 2 focuses on issues that may affect financial reporting when the existing benchmark rate is reformed or replaced. Phase 2 amendments to IFRS were issued by the IASB in 2020 and became effective in 2021. Phase 2 amendments to IFRS relate mainly to accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities due to the IBOR reform and impact on hedge accounting when an existing benchmark rate is reformed or replaced with an alternative risk-free rate.
Specifically, Phase 2 amendments require that the effective interest rate on debt financial instruments is adjusted, and hedge accounting continues on transition to risk free rates, but only to the extent that the modifications made to financial instruments are those necessary to implement the IBOR Reform and that the new basis for calculating cash flows is ‘economically equivalent’ to the previous basis. By applying these mandatory amendments, ING avoids recognising modification gains and losses on debt instruments that would otherwise be required in the absence of Phase 2 amendments (changes to debt instruments resulting from IBOR Reform are treated as a reset to the instrument’s variable interest rate). In addition, ING Group avoids hedge accounting discontinuations when modifying both hedged items and hedging instruments (and related hedge documentation) as a consequence of IBOR reform that would otherwise be required in the absence of Phase 2 amendments.
As explained above, Phase 1 and Phase 2 IBOR amendments to IFRS, amongst other changes, provide specific hedge accounting reliefs that allow hedge accounting relationships to continue when IBOR Reform is ongoing. Phase 1 reliefs cease to apply when uncertainty arising from IBOR Reform is no longer present with respect to the timing and amount of the IBOR-based cash flows of the relevant instruments. It is ING Group’s policy to cease to apply Phase 1 reliefs when the applicable contract (either hedging instrument or hedged item) is actually modified. As a result, for these hedge accounting relationships the applicable Phase 1 reliefs ceased to apply and Phase 2 became applicable. For USD LIBOR exposures, and although the administrator of LIBOR confirmed on 5 March 2021 its plans for the cessation of USD LIBOR rates at the end of June 2023, there is still uncertainty with respect to the timing of the transition as well as the transition strategy for individual hedged items and/or hedging instruments linked to USD LIBOR. Therefore, for USD LIBOR financial instruments designated in hedge accounting the applicable Phase 1 reliefs will continue to apply until the relevant contract is modified. At that point in time, Phase 2 reliefs will become applicable.
In addition, in 2022 ING started to apply Phase 1 reliefs to the hedge accounting relationships linked to WIBOR as there is uncertainty arising from the WIBOR reform with respect to the timing and the amount of the underlying cash flows to which ING is exposed.

Net banking currency exposures banking books

Foreign currency exposures banking books (*)
in € million	Foreign Investments		Hedges		Net exposures
	2022	2021	2022	2021	2022	2021
US dollar[1]	10,470	8,218	-2,376	-99	8,093	8,119
Pound Sterling	1,364	1,593	-58		1,306	1,592
Polish Zloty	2,714	2,761	-321	-142	2,393	2,620
Australian Dollar	3,781	3,774	-2,673	-2,511	1,108	1,263
Turkish Lira	750	729	—		750	729
Chinese Yuan	1,871	1,976	—	-107	1,871	1,869
Russian Rouble	391	256	—	-174	392	82
Other currency	5,740	5,860	-3,761	-3,453	1,979	2,407
Total	27,081	25,167	-9,189	-6,486	17,892	18,681
Hyperinflation accounting and goodwill impairment had limited impact on the Turkish lira FX exposure to the CET1 Ratio.
The structural Turkish lira exposure arising from ING Bank Turkey’s assets and liabilities remains within risk limits.

Revaluation reserve equity securities at fair value through other comprehensive income

Revaluation reserve equity securities at fair value through other comprehensive income (*)
in € million	2022	2021
Positive re-measurement	1,190	1,291
Negative re-measurement	-4	-9
Total	1,187	1,282

Most important foreign exchange year-end trading positions

Most important foreign exchange year-end trading positions (*)
in € million	2022		2021
Foreign exchange		Foreign exchange
US Dollar	-187	US Dollar	-160
Romanian Leu	88	Taiwan Dollar	42
Japanese Yen	86	Romanian Leu	32
Chinese Yuan	32	Japanese Yen	27
South Korean Won	28	South Korean Won	-24

Most important interest rate and credit spread sensitivities explanatory

Most important interest rate and credit spread sensitivities at year-end (*)
in € thousand	2022		2021
Interest Rate (BPV) 1		Interest Rate (BPV) 1
Euro	-334	Euro	-501
British Pound	-95	US Dollar	185
US Dollar	-79	British Pound	-75
Taiwan Dollar	67	Taiwan Dollar	73
Japanese Yen	63	Japanese Yen	-57

Credit Spread (CSO1) 2		Credit Spread (CSO1) 2
Netherlands	162	Netherlands	535
United States	151	Germany	408
Japan	102	United States	171
France	88	France	112
Germany	87	China	110
1Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory

Credit spread sensitivities per risk class and sector at year-end (*)
	2022		2021
in € thousand	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	2	-1		-5
2–4 (AA)	-1	-7	-7	18
5–7 (A)	154	-13	141	578
8–10 (BBB)	249	-11	204	12
11–13 (BB)	7	7	40	-1
14–16 (B)	23	-4	52	-6
17–22 (CCC and NPL)	3	-7	-6	-12
Not rated	—	—
Total	437	-36	424	584
1Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.

ING funding mix

Funding mix[1] (*)
	2022	2021
Funding type
Customer deposits (retail)	51%	51%
Customer deposits (corporate)	23%	21%
Interbank	6%	9%
Lending/repurchase agreements	6%	5%
CD/CP	3%	3%
Long-term senior debt	8%	8%
Subordinated debt	2%	2%
Total	100%	100%
1 Liabilities excluding trading securities and IFRS equity.

ING Group long-term debt maturity profile by currency

ING Group long-term debt maturity profile by currency at year-end 2022 (*)
in € billion (nominal amounts)	2023	2024	2025	2026	2027	2028	Beyond 2028	Total
Currency
EUR	5	1	7	5	6	8	29	61
USD	3	1		4	3	4	4	19
Other	1	1	1	2		1	2	9
Total	9	3	9	11	9	13	35	90

ING Group long-term debt maturity profile by currency at year-end 2021 (*)
in € billion (nominal amounts)	2022	2023	2024	2025	2026	2027	Beyond 2027	Total
Currency
EUR	7	5	1	5	3	2	29	52
USD	4	3	1		2	3	5	18
Other		1	1		2		3	8
Total	11	9	3	6	7	5	38	78